Note 7 - Interim condensed balance sheet disclosures (Details Textual) € / shares in Units, € in Thousands						1 Months Ended				3 Months Ended	6 Months Ended			12 Months Ended			14 Months Ended
	May 03, 2022 € / shares $ / shares shares	Nov. 17, 2021 EUR (€) € / shares shares	Nov. 17, 2021 USD ($) $ / shares shares	Nov. 08, 2021 € / shares shares	Dec. 10, 2020 EUR (€) shares	May 31, 2022 EUR (€)	Feb. 28, 2022 EUR (€)	Nov. 30, 2021 EUR (€) € / shares shares	Dec. 31, 2020 EUR (€) installment € / shares shares	Mar. 31, 2022 EUR (€)	Jun. 30, 2022 EUR (€) € / shares shares	Jun. 30, 2022 USD ($)	Jun. 30, 2021 EUR (€) shares	Dec. 31, 2021 EUR (€) installment € / shares shares	Dec. 31, 2020 EUR (€) installment € / shares shares	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 EUR (€) USD ($)	May 11, 2022 shares	Nov. 27, 2020 € / shares shares	Nov. 30, 2019
Statement Line Items [Line Items]
PayPal reserve									€ 4,655		€ 396			€ 6,000	€ 4,655
Other current financial assets									5,404		963			6,233	5,404
Other current non-financial assets									579		15,367			3,236	579
Subscribed capital									6,468		€ 9,390			8,735	€ 6,468
Total number of shares issued (in shares) | shares																		10,930,000
Par value per share (in EUR per share) | € / shares				€ 0.06
Percentage of overallotment option											15.00%	15.00%
Deduction to capital reserves									€ 2,192		€ 842		€ 17	€ 2,825
Advances, percent cancellable									11.00%		26.20%			28.00%	11.00%
Advances, percent cancellable, year one									1.00%		54.40%			58.00%	1.00%
Advances, percent cancellable, year two									21.00%		13.60%			13.00%	21.00%
Advances, percent cancellable, year three									66.00%		5.80%			1.00%	66.00%
Other non-financial liabilities											€ 469
Financial liabilities									€ 5,335		6,146			€ 6,353	€ 5,335
Additions other than through business combinations, property, plant and equipment											23,959		798
Lease commitments for short-term leases for which recognition exemption has been used									0					4	0
Expense relating to variable lease payments not included in measurement of lease liabilities														16
Increase in number of shares outstanding, new issuances (in shares) | shares				25,468,644	1,735,197
Capital Authorised									25,200					€ 25,200	25,200
Number of shares authorised (in shares) | shares														320,000,000
Proceeds from issuing shares		€ 142,334	$ 160,425,000								39,346	$ 41,534,000	€ 1,500
Provisions									€ 111		468			€ 2,202	€ 111	€ 636	€ 636
Independent auditor expenses											€ 37			2,137
Termination employee benefits expense						€ 14,200
Payments for transaction costs deferred for planned IPO		€ 135			€ 135
Increase in number of shares outstanding, settlement agreement (in shares) | shares					480,000
Modification of settlement agreement liability					€ 1,427
Modification of liability, new share issuance					€ 38,200
Advances, percent cancellable, year four									1.00%						1.00%
Accrued vacation payments to employees [member]
Statement Line Items [Line Items]
Accruals														857
Accrued expenses for peniding invoices [member]
Statement Line Items [Line Items]
Accruals														751
Statutory levies [member]
Statement Line Items [Line Items]
Accruals									€ 65					€ 144	€ 65
Mandatory convertible notes [member]
Statement Line Items [Line Items]
Par value per share (in EUR per share) | € / shares								€ 0.06
Conversion of loans, number of shares issued (in shares) | shares								737,664
Total par value of shares converted from debt recognized in subscribed capital								€ 44
Loan 3 after IPO [member]
Statement Line Items [Line Items]
Borrowing, number of monthly installments | installment														5
Settlement agreement , recognized in equity														€ 1,427
Participation rights [member]
Statement Line Items [Line Items]
Percentage of face value																				0.52%
Number of cars reserved | $																	1,000
Two investors [member]
Statement Line Items [Line Items]
Increase in number of shares outstanding, new issuances (in shares) | shares													68,136
Each investor [member]
Statement Line Items [Line Items]
Increase in number of shares outstanding, new issuances (in shares) | shares				0.71
Capital providers [member] | Loan 3 [member]
Statement Line Items [Line Items]
Borrowing, number of monthly installments | installment									5						5
Ordinary shares [member]
Statement Line Items [Line Items]
Total number of shares issued (in shares) | shares																			30,588,000
Par value per share (in EUR per share) | € / shares	€ 0.06	€ 0.06						€ 0.06						€ 0.06					€ 0.06
Increase in number of shares outstanding, new issuances (in shares) | shares	10,000,000	10,000,000	10,000,000
Shares issued, price per share (in EUR per share) | $ / shares	€ 4.00		$ 15.00
Increase in number of shares outstanding, conversion of convertible securities (in shares) | shares		737,664	737,664
Number of shares authorised, maximum dividend (in shares) | shares									320,000						320,000
Ordinary shares [member] | Underwriters [member]
Statement Line Items [Line Items]
Par value per share (in EUR per share) | € / shares		€ 0.06
Increase in number of shares outstanding, new issuances (in shares) | shares		1,500,000	1,500,000
Shares issued, price per share (in EUR per share) | $ / shares			$ 13.95
High-voting shares [member]
Statement Line Items [Line Items]
Total number of shares issued (in shares) | shares																			3,000,000
Par value per share (in EUR per share) | € / shares														€ 1.50					€ 1.50
Number of shares authorised (in shares) | shares														4,000,000
Number of shares authorised, maximum dividend (in shares) | shares									4,000,000						4,000,000
Subscribed capital [member]
Statement Line Items [Line Items]
Total number of shares issued (in shares) | shares									35,803,197		84,507,641			73,577,641	35,803,197
Subscribed capital [member] | Ordinary shares [member]
Statement Line Items [Line Items]
Par value per share (in EUR per share) | € / shares									€ 0.06					€ 0.06	€ 0.06
Subscribed capital [member] | High-voting shares [member]
Statement Line Items [Line Items]
Par value per share (in EUR per share) | € / shares									€ 1.50					€ 1.50	€ 1.50
Subscribed capital
Statement Line Items [Line Items]
Total number of shares issued (in shares) | shares														73,577,641
Subscribed capital | Ordinary shares [member]
Statement Line Items [Line Items]
Par value per share (in EUR per share) | € / shares											€ 0.06			€ 0.06
Subscribed capital | High-voting shares [member]
Statement Line Items [Line Items]
Par value per share (in EUR per share) | € / shares											€ 1.50			€ 1.50
Bottom of range | Subordinated loans [member]
Statement Line Items [Line Items]
Loan term (Year)															1 year
Bottom of range | Participation rights [member]
Statement Line Items [Line Items]
Number of cars reserved | $																	2,000
Top of range | Subordinated loans [member]
Statement Line Items [Line Items]
Loan term (Year)															4 years
Selling and distribution costs [member]
Statement Line Items [Line Items]
Depreciation and amortisation, selling and distributions expense														€ 4	€ 11
General and administrative expenses [member]
Statement Line Items [Line Items]
Depreciation and amortisation, general and administrative														8	0
Property, plant and equipment 1 [member]
Statement Line Items [Line Items]
Depreciation and amortisation, selling and distributions expense														27	15	18
Depreciation and amortisation, general and administrative														€ 28	18	13
Buildings [member] | Bottom of range
Statement Line Items [Line Items]
Remaining lease terms (Year)														6 years
Buildings [member] | Top of range
Statement Line Items [Line Items]
Remaining lease terms (Year)														10 years
Vehicles [member] | Bottom of range
Statement Line Items [Line Items]
Remaining lease terms (Year)														2 years
Vehicles [member] | Top of range
Statement Line Items [Line Items]
Remaining lease terms (Year)														3 years
Right-of-use assets [member]
Statement Line Items [Line Items]
Depreciation and amortisation, selling and distributions expense														€ 45	77	56
Depreciation and amortisation, general and administrative														178	92	€ 46
PayPal reserve [member] | Paypal reserve released [member]
Statement Line Items [Line Items]
Reserve Released							€ 5,900			€ 5,900
Other current financial assets							€ 100
Receivable for VAT and other taxes [member]
Statement Line Items [Line Items]
Other current non-financial assets									€ 257		€ 2,225			2,069	257
Prepaid expenses for software [member]
Statement Line Items [Line Items]
Other current non-financial assets									€ 256					669	€ 256
Prepaid expenses for construction of Sion prototype
Statement Line Items [Line Items]
Other current non-financial assets											12,871			€ 669
Prepayments To Contract Manufacturer [Member]
Statement Line Items [Line Items]
Other current non-financial assets											€ 5,323